Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties
14. Related Parties
Transactions Notes Receivable
The Company enters into promissory notes with physicians of the Company. The notes receivable balances are satisfied through cash payments or settlements through the physicians’ compensation as part of their employee agreement. The notes receivable are amortized over a 60-month period as a reduction of compensation. The notes bear interest at the Company’s incremental borrowing rate (7.18% at December 31, 2023 and 1.57% at December 31, 2022, respectively).

	As of December 31, 2023	As of December 31, 2022	Original Principal	Issue Date	Maturity Date
Notes receivable
Note 2	$656	$1,057	$5,355	5/1/2019	4/30/2024
Note 3	17	119	491	6/1/2019	5/31/2024
Note 6	—	351	1,111	5/22/2020	5/22/2023
Note 8	2,081	2,221	2,816	5/1/2020	5/1/2025
Note 9	—	125	125	1/24/2022	6/30/2023

Total notes receivables	$2,754	$3,873
Less: Current portion of notes receivable	$(1,604)	$(1,797)
Notes receivable, less current portion	$1,150	$2,076
Leases
The Company has operating leases for ten of the office facilities owned by employees of the Company. Total cash was approximately $2.7 million, $2.5 million, and $2.3 million paid for leases to related parties for the years ended December 31, 2023, 2022, and 2021, respectively.
Inventory Purchases/Concentration Risk
The Company purchases the majority of pharmaceuticals inventory from a subsidiary under common control of a Legacy AON Stockholder. During the years ended December 31, 2023, 2022, and 2021, the Company purchased from the related party approximately $1,064.0 million, $924.0 million, and $731.0 million respectively. These purchases were approximately 89%, 88% and 83% as a percentage of cost of revenue for the years ended December 31, 2023, 2022, and 2021, respectively. At December 31, 2023 and 2022, the Company had $120.9 million and $102.1 million, respectively, included in accounts payable for invoices from the related party, representing 95% and 96% of accounts payable at each period-end, respectively.